COMPREHENSIVE INCOME/LOSS (Tables)	12 Months Ended
Dec. 31, 2012
COMPREHENSIVE INCOME/LOSS
Schedule of total comprehensive income (loss)

	Years ended December 31,
	2012	2011	2010
	(in thousands)
Net income (loss)	$(35,579)	$11,777	$(65,290)
Other Comprehensive income (loss)
Foreign currency translation	(3,272)	13,470	(1,425)

Total Comprehensive income (loss)	(38,851)	25,247	(66,715)

Comprehensive loss attributable to noncontrolling interests(1)	1,194	1,610	161

Comprehensive income (loss) attributable to UTStarcom Holdings Corp	$(37,657)	$26,857	$(66,554)

(1)
Comprehensive loss attributable to noncontrolling interests consisted solely of net loss.

Schedule of changes in noncontrolling interests

	Years ended December 31,
	2012	2011	2010
	(in thousands)
Balance at beginning of period	$6,401	$8,011	$792
Comprehensive loss attributable to noncontrolling interests	(1,194)	(1,610)	(161)
Noncontrolling interests arising from an acquisition	—	—	7,380
Noncontrolling interests reducing from deconsolidation	(4,393)	—	—

Balance at end of period	$814	$6,401	$8,011